UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	Aberdeen Japan Equity Fund, Inc.

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Andrea Melia
Aberdeen Standard Investments Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

(b) Not applicable.

Aberdeen Japan Equity
Fund, Inc. (JEQ)

Semi-annual Report

April 30, 2021

Stockholder Letter (unaudited)

Dear Stockholder,

We present this Semi-Annual Report, which covers the activities of Aberdeen Japan Equity Fund, Inc. (the "Fund"), for the six-month period ended April 30, 2021. The Fund's investment objective is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index ("TOPIX").

Total Investment Return1

For the six-month period ended April 30, 2021, the total return to stockholders of the Fund based on the net asset value ("NAV") and market price of the Fund, respectively, compared to the Fund's benchmark in US dollar terms is as follows:

NAV[2,3]	8.1%
Market Price[2]	13.2%
Tokyo Stock Price Index (Net Dividends)[4]	16.0%

For more information about Fund performance, please visit the Fund on the web at www.aberdeenjeq.com. Here, you can view quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.

NAV, Market Price and Discount

The below table represents comparison from current six-month period end to prior fiscal year end of market price to NAV and associated discount.

	NAV	Closing Market Price	Discount
4/30/2021	$ 10.14	$ 8.91	12.1%
10/31/2020	$ 9.80	$ 8.22	16.1%

During the six-month period ended April 30, 2021, the Fund's NAV was within a range of $9.90 to $11.37 and the Fund's market price was within a range $8.20 to $9.94. During the six-month period ended April 30, 2021, the Fund's shares traded within a range of a discount of 10.7% to 17.2%.

Loan Facility and Use of Leverage

The Fund is permitted to borrow for investment purposes as may be permitted by the 1940 Act or any rule, order or interpretation thereunder. This allows the Fund to borrow for investment purposes in the amount up to 33 1/3% of the Fund's total assets. On December 15, 2020, the Fund entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. ("BNPP PB"), which allows the Fund to borrow on an committed basis. On February 8, 2021 the Fund drew down 1,520,000,000 Japanese Yen on the facility. The Fund's outstanding balance as of April 30, 2021 was 1,520,000,000 Japanese Yen ($13,906,043). See Notes to Financial Statements Note 7 for further information.

Discount Management Program

Under the Fund's Discount Management Program, the Fund's Board of Directors has authorized management to make open market purchases, from time to time, in a maximum aggregate amount during each twelve month period ended October 31 of up to 10% of the Fund's shares of stock outstanding as of October 31 of the prior year. Such purchases may be made opportunistically at certain discounts to net asset value per share when, in the reasonable judgment of management based on historical discount levels and current market conditions, such repurchases may enhance stockholder value. During the six-month period ended April 30, 2021, the Fund did not repurchase any shares.

Unclaimed Share Accounts

Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered "unclaimed property" due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a stockholder is returned to the Fund's transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund's transfer agent will follow the applicable state's statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund's transfer agent.

1	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. Net asset value return data include investment management fees, custodial charges and administrative fees (such as Director and legal fees) and assumes the reinvestment of all distributions.
2	Assuming the reinvestment of dividends and distributions.
3	The Fund's total return is based on the reported net asset value ("NAV") for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
4	The Tokyo Stock Price Index ("TOPIX") is a free-float adjusted market capitalization-weighted index that is calculated based on all the domestic common stocks listed on the Tokyo Stock Exchange First Section. The TOPIX Index shows the measure of current market capitalization assuming that market capitalization as of the base date (January 4, 1968) is 100 points. Indices are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.

Aberdeen Japan Equity Fund, Inc.	1

Stockholder Letter (unaudited) (concluded)

Portfolio Holdings Disclosure

The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund's semi-annual and annual reports to stockholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC's website at http://www.sec.gov. The Fund makes the information available to stockholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC's website at http://www.sec.gov.

COVID-19

The illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Although some markets have rebounded, others have not. These circumstances may recur or continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Fund, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will vary from market to market and, in some cases, may not be known for some time.

LIBOR

Under the revolving credit facility, the Fund is charged interest on amounts borrowed at a variable rate, which may be based on the London Interbank Offered Rate ("LIBOR") plus a spread. In 2017, the head of the United Kingdom's Financial Conduct Authority ("FCA") announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under the revolving credit facility and on the Fund's investments that reference LIBOR cannot yet be determined.

Investor Relations Information

As part of Aberdeen Standard's commitment to stockholders, we invite you to visit the Fund on the web at www.aberdeenjeq.com. Here, you can view monthly fact sheets, quarterly commentary, distribution, and performance information, and other Fund literature.

Enroll in Aberdeen Standard's email services and be among the first to receive the latest closed-end fund news, announcements, videos and other information. In addition, you can receive electronic versions of important Fund documents including annual reports, semi-annual reports, prospectuses, and proxy statements. Sign up today at https://www. aberdeenstandard.com/en-us/cefinvestorcenter/contact-us/preferences

Contact Us:

•	Visit: www.aberdeenstandard.com/en-us/cefinvestorcenter;
•	Email: Investor.Relations@aberdeenstandard.com; or
•	Call: 1-800-522-5465 (toll-free in the U.S.).

Yours sincerely,

/s/ Alan Goodson

Alan Goodson
President

2	Aberdeen Japan Equity Fund, Inc.

Total Investment Return (unaudited)

The following table summarizes the average annual Fund performance compared to the TOPIX, the Fund's benchmark, for the six-month, 1-year, 3-year, 5-year and 10-year periods as of April 30, 2021.

	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	8.1%	29.6%	5.7%	8.9%	8.3%
Market Price	13.2%	36.2%	5.0%	9.1%	7.7%
Tokyo Stock Price Index (Net Dividends)	16.0%	29.1%	4.3%	8.8%	7.2%

Aberdeen Standard Investments Inc. has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements. Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund's transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund's Statement of Operations under "Expenses". The Fund's total investment return is based on the reported NAV on each financial reporting period end. Total investment return at market value is based on changes in the market price at which the Fund's shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the Fund's dividend reinvestment program. Because the Fund's shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a stockholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund's yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.aberdeenjeq.com or by calling 800-522-5465.

The annualized net operating expense ratio based on the six-month period ended April 30, 2021 was 0.74%. The annualized net operating expense ratio excluding interest expense based on the six-month period ending April 30,2021 was 0.70%

Aberdeen Japan Equity Fund, Inc.	3

Top Ten Equity Holdings (unaudited)

The following were the Fund's top ten equity holdings as of April 30, 2021:

Name of Security	As a Percentage of Net Assets
Toyota Motor Corp.	5.0%
Tokio Marine Holdings, Inc.	4.3%
Sony Group Corp.	4.1%
Shin-Etsu Chemical Co. Ltd.	4.1%
Amada Co. Ltd.	3.6%
Asahi Group Holdings Ltd.	3.2%
Recruit Holdings Co. Ltd.	2.8%
Nabtesco Corp.	2.8%
Nippon Sanso Holdings Corp.	2.8%
Keyence Corp.	2.7%

Portfolio Summary (unaudited)

The following table summarizes the sector composition of the Fund's portfolio, in S&P Global Inc.'s Global Industry Classification Standard ("GICS") Sectors, expressed as a percentage of net assets, as of April 30, 2021.

Sectors	As a Percentage of Net Assets
Consumer Discretionary	23.5%
Industrials	21.2%
Information Technology	16.8%
Financials	10.7%
Materials	10.4%
Health Care	9.6%
Consumer Staples	6.9%
Communication Services	5.9%
Real Estate	3.9%
Short-Term Investment	–%
Liabilities in Excess of Other Assets	(8.9)%
100.0%

Amounts listed as "–" are 0% or round to 0%.

4	Aberdeen Japan Equity Fund, Inc.

Portfolio of Investments (unaudited)

As of April 30, 2021

	Shares or Principal Amount	Value
COMMON STOCKS—108.9%
JAPAN—108.9%
Communication Services—5.9%
Coconala, Inc.(a)	35,700	$ 665,394
KDDI Corp.	95,100	2,874,819
Okinawa Cellular Telephone Co.	18,500	837,346
ValueCommerce Co. Ltd.	47,100	1,510,353
Z Holdings Corp.	445,400	2,054,303
		7,942,215
Consumer Discretionary—23.5%
Edulab, Inc.	15,800	1,036,318
Koito Manufacturing Co. Ltd.(b)	48,200	3,006,747
Nitori Holdings Co. Ltd.	9,500	1,701,501
Resorttrust, Inc.	141,200	2,249,143
Scroll Corp.	173,900	1,591,073
Shoei Co. Ltd.	39,600	1,502,630
Sony Group Corp.(b)	56,200	5,618,814
Stanley Electric Co. Ltd.	118,800	3,400,816
Toyota Motor Corp.(b)	90,500	6,771,587
USS Co. Ltd.	127,600	2,315,407
Workman Co. Ltd.	7,900	514,929
Yamaha Corp.	40,200	2,193,936
		31,902,901
Consumer Staples—6.9%
Asahi Group Holdings Ltd.	103,300	4,319,287
Milbon Co. Ltd.	20,200	1,075,608
Pigeon Corp.	16,400	556,591
Shiseido Co. Ltd.	26,600	1,935,716
Welcia Holdings Co. Ltd.	48,200	1,503,907
		9,391,109
Financials—10.7%
Japan Exchange Group, Inc.	71,600	1,679,264
Tokio Marine Holdings, Inc.(b)	120,800	5,793,192
Tokyo Century Corp.(b)	30,100	1,860,829
WealthNavi, Inc.(a)	52,300	1,998,859
Zenkoku Hosho Co. Ltd.	72,000	3,231,626
		14,563,770
Health Care—9.6%
AS One Corp.	6,000	749,152
Asahi Intecc Co. Ltd.	38,500	1,036,299
Astellas Pharma, Inc.	127,800	1,923,526
BML, Inc.	35,200	1,217,767
Chugai Pharmaceutical Co. Ltd.(b)	50,600	1,899,266
Daiichi Sankyo Co. Ltd.	52,100	1,330,656
Hoya Corp.(b)	19,100	2,171,007
Jeol Ltd.	23,700	1,332,720
Menicon Co. Ltd.	12,800	778,577
Takara Bio, Inc.	25,700	656,692
		13,095,662

Aberdeen Japan Equity Fund, Inc.     5

Portfolio of Investments (unaudited) (continued)

As of April 30, 2021

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
JAPAN (continued)
Industrials—21.2%
Amada Co. Ltd.(b)	450,100	$ 4,881,963
Daifuku Co. Ltd.	6,700	662,244
Daikin Industries Ltd.(b)	16,800	3,388,807
FANUC Corp.(b)	13,900	3,200,930
Makita Corp.(b)	52,800	2,377,860
MISUMI Group, Inc.(b)	120,000	3,389,241
Nabtesco Corp.	84,600	3,806,960
Nihon M&A Center, Inc.	26,200	684,468
Recruit Holdings Co. Ltd.(b)	85,700	3,863,997
SHO-BOND Holdings Co. Ltd.	34,900	1,456,914
Takuma Co. Ltd.	55,700	1,143,797
		28,857,181
Information Technology—16.8%
Advantest Corp.(b)	28,300	2,675,341
Appier Group, Inc.(a)	33,500	585,767
Elecom Co. Ltd.	72,300	1,518,628
Fukui Computer Holdings, Inc.	23,100	896,516
Keyence Corp.(b)	7,800	3,744,411
Murata Manufacturing Co. Ltd.(b)	37,600	2,989,478
NEC Corp.	32,600	1,895,223
NEC Networks & System Integration Corp.	86,600	1,489,751
Otsuka Corp.	23,600	1,187,165
Sanken Electric Co. Ltd.(a)(b)	39,300	1,836,050
Sansan, Inc.(a)	14,000	1,150,430
Tokyo Electron Ltd.	4,200	1,907,588
Zuken, Inc.	32,200	883,760
		22,760,108
Materials—10.4%
Kansai Paint Co. Ltd.(b)	88,400	2,225,824
Nippon Paint Holdings Co. Ltd.	99,500	1,421,241
Nippon Sanso Holdings Corp.(b)	201,200	3,785,058
Shin-Etsu Chemical Co. Ltd.(b)	32,700	5,519,827
Taoka Chemical Co. Ltd.	10,600	1,174,224
		14,126,174
Real Estate—3.9%
Heiwa Real Estate Co. Ltd.(b)	69,300	2,359,899
Tokyu Fudosan Holdings Corp.	538,800	2,998,922
		5,358,821
Total Common Stocks		147,997,941

6     Aberdeen Japan Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2021

		Value
Shares	Description	(US$)
SHORT-TERM INVESTMENT—0.0%
UNITED STATES—0.0%
19,401	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	$ 19,401
	Total Short-Term Investment—0.0% (cost $19,401)	19,401
	Total Investments—108.9% (cost $127,607,936)(d)	148,017,342
	Liabilities in Excess of Other Assets—(8.9)%	(12,094,700)
	Net Assets—100.0%	$ 135,922,642

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(d)	See Note 9 of the accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See Notes to Financial Statements.

Aberdeen Japan Equity Fund, Inc.     7

Statement of Assets and Liabilities (unaudited)

As of April 30, 2021

Assets

Investments, at value (cost $127,588,535)	$147,997,941
Short-term investments, at value (cost $19,401)	19,401
Foreign currency, at value (cost $576,432)	575,652
Receivable for investments sold	1,401,443
Interest and dividends receivable	1,024,946
Tax reclaim receivable	51,623
Total assets	151,071,006

Liabilities
Line of credit payable (Note 7)	13,906,043
Payable for investments purchased	1,075,007
Investment management fees payable (Note 3)	37,191
Interest expense on line of credit	12,266
Administration fees payable (Note 3)	10,274
Investor relations fees payable (Note 3)	7,634
Other accrued expenses	99,949
Total liabilities	15,148,364

Net Assets	$135,922,642

Composition of Net Assets
Common stock (par value $0.01 per share) (Note 5)	$134,085
Paid-in capital in excess of par	100,330,496
Distributable earnings	35,458,061
Net Assets	$135,922,642
Net asset value per share based on 13,408,536 shares issued and outstanding	$10.14

See Notes to Financial Statements.

8    Aberdeen Japan Equity Fund, Inc.

Statement of Operations (unaudited)

For the Six-Month Period Ended April 30, 2021

Net investment income:
Income
Dividends and other income (net of foreign withholding taxes of $95,276)	$1,249,734
Total Investment Income	1,249,734
Expenses:
Investment management fee (Note 3)	217,941
Directors' fees and expenses	81,837
Administration fee (Note 3)	59,407
Investor relations fees and expenses (Note 3)	28,985
Independent auditors' fees and expenses	28,311
Reports to stockholders and proxy solicitation	20,228
Insurance expense	19,216
Legal fees and expenses	13,717
NYSE listing fee	11,778
Custodian's fees and expenses	10,153
Transfer agent's fees and expenses	9,476
Miscellaneous	16,818
Total operating expenses, excluding interest expense	517,867
Interest expense (Note 10)	33,212
Net operating expenses	551,079

Net Investment Income	698,655
Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:
Net realized gain/(loss) from:
Investment transactions	13,888,155
Foreign currency transactions	(16,892)
13,871,263
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,822,666)
Foreign currency translation	544,953
(4,277,713)
Net realized and unrealized gain from investments and foreign currency related transactions	9,593,550
Net Increase in Net Assets Resulting from Operations	$10,292,205

See Notes to Financial Statements.

Aberdeen Japan Equity Fund, Inc.    9

Statements of Changes in Net Assets

	For the Six-Month Period Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Increase/(decrease) in Net Assets from Operations:
Operations:
Net investment income	$ 698,655	$ 749,230
Net realized gain from investment transactions	13,888,155	5,006,941
Net realized gain/(loss) from foreign currency transactions	(16,892)	19,106
Net change in unrealized appreciation/(depreciation) on investments	(4,822,666)	8,829,605
Net change in unrealized appreciation on foreign currency translation	544,953	5,047
Net increase in net assets resulting from operations	10,292,205	14,609,929
Distributions to Stockholders From:
Distributable earnings	(5,828,556)	(3,472,529)
Net decrease in net assets from distributions	(5,828,556)	(3,472,529)
Reinvestment of dividends resulting in the issuance of 0 and 2,644 shares of common stock, respectively	–	20,853
Change in net assets from capital stock transactions	–	20,853
Net increase/(decrease) in net assets	4,463,649	11,158,253
Net Assets:
Beginning of period	131,458,993	120,300,740
End of period	$135,922,642	$131,458,993

Amounts listed as "–" are $0 or round to $0.

See Notes to Financial Statements.

10     Aberdeen Japan Equity Fund, Inc.

Financial Highlights

	For the Six–Month Period Ended April 30, 2021		For the Fiscal Years Ended October 31,
	(unaudited)		2020	2019	2018	2017(a)	2016
PER SHARE OPERATING PERFORMANCE(b):
Net asset value, beginning of period	$9.80		$8.97	$8.66	$10.30	$9.51	$8.69
Net investment income	0.05		0.06	0.06	0.07	0.07	0.08
Net realized and unrealized gains/(losses) on investments and foreign currencies	0.72		1.03	0.90	(1.23)	1.03	1.03
Total from investment operations	0.77		1.09	0.96	(1.16)	1.10	1.11
Distributions from:
Net investment income	(0.06)		(0.07)	(0.07)	(0.06)	(0.09)	(0.08)
Net realized gains	(0.37)		(0.19)	(0.58)	(0.42)	(0.23)	(0.23)
Total distributions	(0.43)		(0.26)	(0.65)	(0.48)	(0.32)	(0.31)
Capital Share Transactions:
Impact due to discount management policy	–		–	–	–	0.01	0.02
Net asset value, end of period	$10.14		$9.80	$8.97	$8.66	$10.30	$9.51
Market value, end of period	$8.91		$8.22	$7.53	$7.40	$9.17	$8.18
Total Investment Return Based on(c):
Market value	13.20%		12.75%	11.42%	(15.22%)	16.73%	14.10%
Net asset value	8.06%		12.84%	13.41%	(11.67%)	12.78%	14.19%

Ratio to Average Net Assets/Supplementary Data:
Net assets, end of period (in millions)	$135.9		$131.5	$120.3	$115.9	$137.7	$127.9
Average net assets (in millions)	$149.7		$119.6	$110.2	$134.7	$124.4	$118.4
Net operating expenses	0.74	%(d)	0.85%	0.94%	0.81%	0.86%	0.92%
Net operating expenses, excluding interest expense	0.70	%(d)	–	–	–	–	–
Net investment income	0.94	%(d)	0.63%	0.71%	0.69%	0.78%	0.86%
Portfolio turnover	32	%(e)	34%	42%	32%	22%	8%
Line of credit payable outstanding (000 omitted)	$13,906		$–	$–	$–	$–	$–
Asset coverage ratio on line of credit payable at period end	1,077%		–	–	–	–	–
Asset coverage per $1,000 on line of credit payable at period end	$10,774		$–	$–	$–	$–	$–

(a)	Beginning with year ended October 31, 2017, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firm.
(b)	Based on average shares outstanding.
(c)	Total investment return based on market value is calculated assuming that shares of the Fund's common stock were purchased at the closing market price as of the beginning of the period, dividends, capital gain, and other distributions were reinvested as provided for in the Fund's dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund's net asset value is substituted for the closing market value.
(d)	Annualized.
(e)	Not annualized.

Amounts listed as "–" are $0 or round to $0.

See Notes to Financial Statements.

Aberdeen Japan Equity Fund, Inc.    11

Notes to Financial Statements (unaudited)

April 30, 2021

1. Organization

Aberdeen Japan Equity Fund, Inc. (the "Fund") was incorporated in Maryland on July 12, 1990 under its original name "The Japan Equity Fund, Inc." and commenced operations on July 24, 1992. It is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company. The Fund's investment objective is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index ("TOPIX").

2. Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars.

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time" subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements

12     Aberdeen Japan Equity Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1 – Quoted Prices ($)	Level 2 – Other Significant Observable Inputs ($)	Level 3 – Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	$2,755,068	$145,242,873	$–	$147,997,941
Money Market Funds	19,401	–	–	19,401
Total	$2,774,469	$145,242,873	$–	$148,017,342

Amounts listed as "–" are $0 or round to $0.

For the six-month period ended April 30, 2021, there were no significant changes to the fair valuation methodologies for the type of holdings in the Fund's portfolio.

b. Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Aberdeen Japan Equity Fund, Inc.    13

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund's investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

c. Security Transactions, Investment Income and Expenses:

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions.

Interest income and expenses are recorded on an accrual basis.

d. Distributions:

The Fund records dividends and distributions payable to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

e. Federal Income Taxes:

The Fund intends to continue to qualify as a "regulated investment company" (RIC) by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

f. Rights Issues and Warrants:

Rights issues give the right, normally to existing stockholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company's discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

g. Foreign Withholding Tax:

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Fund files for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities currently held that have

14     Aberdeen Japan Equity Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.

3. Agreements and Transactions with Affiliates

a. Investment Manager:

Aberdeen Standard Investments (Asia) Limited ("ASIAL") serves as the Fund's investment manager with respect to all investments. Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund's assets. For such investment services, the Fund pays the Manager at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million, and 0.20% of the excess over $50 million of the Fund's average weekly Managed Assets. For purposes of this calculation, "Managed Assets" of the Fund means total assets of the Fund, including assets attributable to investment leverage, minus all liabilities, but not excluding any liabilities or obligations attributable to leverage obtained by the Fund for investment purposes through (i) the issuance or incurrence of indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means, but not including any collateral received for securities loaned by the Fund. During the six-month period ended April 30, 2021, the Fund paid ASIAL $217,941. In addition, the Fund has agreed to reimburse the Manager for all out-of-pocket expenses related to the Fund. For the six-month period ended April 30, 2021, no such expenses were paid to the Manager.

b. Fund Administration:

Aberdeen Standard Investments, Inc. ("ASII"), an affiliate of ASIAL, serves as the Fund's administrator, pursuant to an agreement under which ASII receives a fee, payable quarterly by the Fund, at an annual fee rate of 0.08% of the value of the Fund's average weekly net assets. During the six-month period ended April 30, 2021, ASII earned $59,407 from the Fund for administration services.

c. Investor Relations:

Under the terms of the Investor Relations Services Agreement, ASII provides and pays third parties to provide investor relations services to the Fund and certain other funds advised by ASIAL or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the "Fund's Portion"). However, Investor Relations Services fees are limited by ASII so that the Fund will only pay up to an annual rate of 0.05% of the Fund's average weekly net assets. Any difference between the capped rate of 0.05% of the Fund's average weekly net assets and the Fund's Portion is paid for by ASII.

Pursuant to the terms of the Investor Relations Services Agreement, ASII (or third parties engaged by ASII), among other things, provides objective and timely information to stockholders based on publicly-available information; provides information efficiently through the use of technology while offering stockholders immediate access to knowledgeable investor relations representatives; develops and maintains effective communications with investment professionals from a wide variety of firms; creates and maintains investor relations communication materials such as fund manager interviews, films and webcasts, publishes white papers, magazine articles and other relevant materials discussing the Fund's investment results, portfolio positioning and outlook; develops and maintains effective communications with large institutional stockholders; responds to specific stockholder questions; and reports activities and results to the Board and management detailing insight into general stockholders sentiment.

During the six-month period ended April 30, 2021, the Fund incurred investor relations fees of approximately $28,985. For the six-month period ended April 30, 2021, ASII did not waive any investor relations fees because the Fund did not reach the capped amount.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2021, were $55,080,659 and $46,244,333, respectively.

5. Capital

The authorized capital of the Fund is 30 million shares of $0.01 par value per share of common stock. During the six-month period ended April 30, 2021, the Fund did not repurchase any shares pursuant to its Discount Management Program and reinvested 0 shares pursuant to its Dividend Reinvestment and Cash Purchase Plan. As of April 30, 2021, there were 13,408,536 shares of common stock issued and outstanding.

6. Discount Management Program

The Fund's Discount Management Program authorizes management to make open market purchases, from time to time, in a maximum aggregate amount during each twelve month period ended October 31 of up to 10% of the Fund's shares of stock outstanding as of October 31 of the prior year. Such purchases may be made opportunistically at certain discounts to net asset value per share when, in the reasonable judgment of management based on historical discount levels and current market conditions, such repurchases may enhance stockholder value. During the six-month period ended April 30, 2021, the Fund did not repurchase any shares.

Aberdeen Japan Equity Fund, Inc.    15

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

The Board of Directors authorized the Discount Management Program in order to potentially enhance share liquidity and increase stockholder value through the potential accretive impact of the purchases to the Fund's NAV. There is no assurance that the Fund will purchase shares in any specific amounts.

7. Line of Credit

On December 15, 2020, the Fund executed a Prime Brokerage Agreement with BNP Paribas Prime Brokerage International Ltd. ("BNPP PB"). The maximum commitment amount is $20,000,000. The terms of the lending agreement indicate the rate to be 1 month LIBOR plus 0.85% per annum on amounts borrowed. The BNPP PB facility provides a secured, committed line of credit for the Fund where certain Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to the BNPP PB facility. On February 8, 2021 the Fund drew down 1,520,000,000 Japanese Yen on the facility. The Fund's outstanding balance as of April 30, 2021 was 1,520,000,000 Japanese Yen ($13,906,043). The average weighted interest rate on borrowings during the period was of 1.04%. Interest expense related to the line of credit for the six-month period ended April 30, 2021, was $33,212.

8. Portfolio Investment Risks

a. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries. Foreign securities may also be harder to price than U.S. securities.

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in the U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

b. Focus Risk:

The Fund may have elements of risk not typically associated with investments in the United States due to focused investments in a limited number of countries or regions subject to foreign securities or currency risks. Such focused investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

c. Leverage Risk:

The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

d. Non-U.S. Taxation Risk:

Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.

If, at the close of its taxable year, more than 50% of the value of the Fund's total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder's not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund's taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

16     Aberdeen Japan Equity Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2021

e. Passive Foreign Investment Company Tax Risk:

Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. The Fund may be able to elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

f. Sector Risk:

To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Consumer Discretionary Sector Risk. To the extent that the consumer discretionary sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. Companies in the consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

Industrials Sector Risk. To the extent that the industrial sector represents a significant portion of the Fund's holdings, the Fund will be sensitive to changes in, and its performance may be adversely impacted by issues impacting this sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the information technology sector may be adversely impacted by many factors, including, among others, overall economic conditions, short product cycles, rapid obsolescence of products, competition and government regulation.

g. Valuation Risk:

The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

10. Tax Information

The U.S. federal income tax basis of the Fund's investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2021, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$127,847,434	$ 23,752,718	$ (3,582,810)	$ 20,169,908

Aberdeen Japan Equity Fund, Inc.	17

Notes to Financial Statements (unaudited) (concluded)

April 30, 2021

11. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Fund.

12. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2021.

18	Aberdeen Japan Equity Fund, Inc.

Dividend Reinvestment and Optional Cash Purchase Plan (unaudited)

The Fund intends to distribute to stockholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the "Plan"), stockholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the "Plan Agent") in the Fund shares pursuant to the Plan, unless such stockholders elect to receive distributions in cash. Stockholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the stockholder by the Plan Agent, as dividend paying agent. In the case of stockholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholders as representing the total amount registered in such stockholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the stockholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the New York Stock Exchange, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date.

Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund's common stock, with an annual maximum contribution of $250,000. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.

If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by stockholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.

Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare's broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).

Aberdeen Japan Equity Fund, Inc.	19

Dividend Reinvestment and Optional Cash Purchase Plan (unaudited) (concluded)

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days' prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 505000, Louisville, KY 40233-5000.

20     Aberdeen Japan Equity Fund, Inc.

Corporate Information

Directors	Legal Counsel
Radhika Ajmera, Chair	Dechert LLP
Anthony Clark	1900 K Street N.W.
Stephen Bird	Washington, DC 20006
P. Gerald Malone
Rahn K. Porter	Independent Registered Public Accounting Firm
KPMG LLP
Investment Manager	1601 Market Street
Aberdeen Standard Investments (Asia) Limited	Philadelphia, PA 19103
21 Church Street
#01-01 Capital Square Two	Investor Relations
Singapore 049480	Aberdeen Standard Investments Inc.
1900 Market Street, Suite 200
Administrator	Philadelphia, PA 19103
Aberdeen Standard Investments Inc.	1-800-522-5465
1900 Market Street, Suite 200	Investor.Relations@aberdeenstandard.com
Philadelphia, PA 19103
Custodian
Transfer Agent and Registrar	State Street Bank and Trust Company
Computershare	1 Lincoln Street
P.O. Box 505000	Boston, MA 02111
Louisville, KY 40233

The Financial Statements as of April 30, 2021, included in this report, were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.

Shares of Aberdeen Japan Equity Fund, Inc. are traded on the NYSE under the symbol "JEQ". Information about the Fund's net asset value and market price is available at www.aberdeenjeq.com.

This report, including the financial information herein, is transmitted to the stockholders of Aberdeen Japan Equity Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

JEQ SEMI-ANNUAL

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Reports to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1)of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Registrant during the period covered by the report.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2021, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: July 8 2021

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Japan Equity Fund, Inc.

Date: July 8, 2021